Exhibit 99.1

SLM Student Loan Trust 2011-2 Monthly Servicing Report
Distribution Date	07/27/2015
Collection Period	06/01/2015 - 06/30/2015

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		05/26/2011	05/31/2015	06/30/2015
	Principal Balance		$752,435,249.40	$511,840,954.25	$506,848,832.56
	Interest to be Capitalized Balance		8,054,313.32	3,782,579.56	3,287,571.45

	Pool Balance		$760,489,562.72	$515,623,533.81	$510,136,404.01
	Capitalized Interest Account Balance		$71,500,000.00	$29,000,000.00	$29,000,000.00
	Specified Reserve Account Balance		1,933,490.00	1,289,058.83	1,275,341.01

	Adjusted Pool (1)		$833,923,052.72	$545,912,592.64	$540,411,745.02
	Weighted Average Coupon (WAC)		5.65%	5.72%	5.72%
	Number of Loans		61,067	42,637	42,106
	Aggregate Outstanding Principal Balance - Tbill			$653,677.94	$642,223.38
	Aggregate Outstanding Principal Balance - LIBOR			$514,969,855.87	$509,494,180.63
	Pool Factor			0.666700543	0.659605691
	Since Issued Constant Prepayment Rate			4.66%	4.69%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	06/25/2015		07/27/2015
	A1	78446JAA4	$314,912,592.64		$309,411,745.02
	A2	78446JAB2	$175,000,000.00		$175,000,000.00
	B	78446JAC0	$24,000,000.00		$24,000,000.00

C	Account Balances		06/25/2015		07/27/2015
	Reserve Account Balance		$1,289,058.83		$1,275,341.01
	Capitalized Interest Account Balance		$29,000,000.00		$29,000,000.00
	Floor Income Rebate Account		$969,393.57		$1,892,684.37
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		06/25/2015		07/27/2015
	Adjusted Pool Balance + Supplemental Loan Purchase		$545,912,592.64		$540,411,745.02
	Total Notes		$513,912,592.64		$508,411,745.02
	Difference		$32,000,000.00		$32,000,000.00
	Parity Ratio		1.06227		1.06294

Page 2 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

II. Trust Activity 06/01/2015 through		06/30/2015

A	Student Loan Principal Receipts
	Borrower Principal	4,007,668.55
	Guarantor Principal	1,507,764.37
	Consolidation Activity Principal	754,018.54
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$6,269,451.46

B	Student Loan Interest Receipts
	Borrower Interest	1,356,875.88
	Guarantor Interest	74,733.48
	Consolidation Activity Interest	12,821.94
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	28,895.05

	Total Interest Receipts	$1,473,326.35

C	Reserves in Excess of Requirement	$13,717.82

D	Investment Income	$2,431.22

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(449,838.65)
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(923,290.80)

M	AVAILABLE FUNDS	$6,385,797.40

N	Non-Cash Principal Activity During Collection Period	$(1,277,329.77)

O	Non-Reimbursable Losses During Collection Period	$29,650.47

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

III. 2011-2	Portfolio Characteristics

	06/30/2015				05/31/2015
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: DEFERMENT	5.91%	2,831	$45,417,642.39	8.961%	5.90%	2,804	$45,540,436.13	8.897%
REPAYMENT: CURRENT	5.55%	33,444	$347,577,255.83	68.576%	5.55%	33,814	$350,802,564.37	68.537%
31-60 DAYS DELINQUENT	6.04%	1,018	$17,416,459.23	3.436%	6.11%	1,143	$19,296,423.11	3.770%
61-90 DAYS DELINQUENT	6.20%	648	$11,301,539.67	2.230%	6.00%	688	$12,464,158.28	2.435%
91-120 DAYS DELINQUENT	5.95%	421	$7,890,047.68	1.557%	6.19%	400	$7,886,463.64	1.541%
> 120 DAYS DELINQUENT	6.13%	1,044	$19,899,986.67	3.926%	6.12%	1,075	$19,643,607.68	3.838%
FORBEARANCE	6.21%	2,567	$55,396,916.08	10.930%	6.17%	2,561	$53,640,190.61	10.480%
CLAIMS IN PROCESS	6.06%	131	$1,933,372.20	0.381%	5.82%	146	$2,508,473.09	0.490%
AGED CLAIMS REJECTED	5.38%	2	$15,612.81	0.003%	5.79%	6	$58,637.34	0.011%

TOTAL		42,106	$506,848,832.56	100.00%		42,637	$511,840,954.25	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

IV. 2011-2 Portfolio Characteristics (cont’d)
	06/30/2015	05/31/2015
Pool Balance	$510,136,404.01	$515,623,533.81
Outstanding Borrower Accrued Interest	$7,162,943.35	$7,780,046.59
Borrower Accrued Interest to be Capitalized	$3,287,571.45	$3,782,579.56
Borrower Accrued Interest >30 Days Delinquent	$1,506,259.35	$1,601,494.46
Total # Loans	42,106	42,637
Total # Borrowers	24,071	24,384
Weighted Average Coupon	5.72%	5.72%
Weighted Average Remaining Term	189.78	189.60
Non-Reimbursable Losses	$29,650.47	$34,039.89
Cumulative Non-Reimbursable Losses	$1,625,575.03	$1,595,924.56
Since Issued Constant Prepayment Rate (CPR)	4.69%	4.66%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$16,748.86	$16,748.86
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$1,303,890.35	$886,695.78
Borrower Interest Accrued	$2,160,987.49	$2,256,738.86
Interest Subsidy Payments Accrued	$151,968.84	$157,844.36
Special Allowance Payments Accrued	$1,070.15	$1,074.25

Page 5 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

V. 2011-2 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.72%	42,106	506,848,832.56	100.000%

Total	5.72%	42,106	$506,848,832.56	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.72%	42,106	506,848,832.56	100.000%

Total	5.72%	42,106	$506,848,832.56	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

VI. 2011-2 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$6,385,797.40

A		Primary Servicing Fee	$111,557.39	$6,274,240.01

B		Administration Fee	$6,667.00	$6,267,573.01

C		Class A Noteholders’ Interest Distribution Amount	$436,054.41	$5,831,518.60

D		Class B Noteholders’ Interest Distribution Amount	$23,189.33	$5,808,329.27

E		Reserve Account Reinstatement	$-	$5,808,329.27

F		Class A Noteholders’ Principal Distribution Amount	$5,500,847.62	$307,481.65

G		Class B Noteholders’ Principal Distribution Amount	$-	$307,481.65

H		Unpaid Expenses of The Trustees	$-	$307,481.65

I		Carryover Servicing Fee	$-	$307,481.65

J		Remaining Amounts to the Noteholders after the first auction date	$-	$307,481.65

K		Excess Distribution Certificateholder	$307,481.65	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$506,848,832.56

	B	Interest to be Capitalized	$3,287,571.45

	C	Capitalized Interest Account Balance	$29,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$1,275,341.01

	E	Less: Specified Reserve Account Balance	$(1,275,341.01)

	F	Total	$539,136,404.01

	G	Class A Notes Outstanding (after application of available funds)	$484,411,745.02

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

VII. 2011-2 Distributions
Distribution Amounts
	A1	A2	B

Cusip/Isin	78446JAA4	78446JAB2	78446JAC0
Beginning Balance	$314,912,592.64	$175,000,000.00	$24,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.60%	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/25/2015	6/25/2015	6/25/2015
Accrual Period End	7/27/2015	7/27/2015	7/27/2015
Daycount Fraction	0.08888889	0.08888889	0.08888889
Interest Rate*	0.78700%	1.38700%	1.08700%
Accrued Interest Factor	0.000699556	0.001232889	0.000966222
Current Interest Due	$220,298.85	$215,755.56	$23,189.33
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$220,298.85	$215,755.56	$23,189.33
Interest Paid	$220,298.85	$215,755.56	$23,189.33
Interest Shortfall	$-	$-	$-
Principal Paid	$5,500,847.62	$-	$-
Ending Principal Balance	$309,411,745.02	$175,000,000.00	$24,000,000.00
Paydown Factor	0.008843806	0.000000000	0.000000000
Ending Balance Factor	0.497446535	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

VIII. 2011-2 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$513,912,592.64
	Adjusted Pool Balance	$540,411,745.02
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$5,500,847.62
	Principal Distribution Amount Paid	$5,500,847.62
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,289,058.83
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,289,058.83
	Required Reserve Acct Balance	$1,275,341.01
	Release to Collection Account	$13,717.82
	Ending Reserve Account Balance	$1,275,341.01
C	Capitalized Interest Account
	Beginning Period Balance	$29,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$29,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$969,393.57
	Deposits for the Period	$923,290.80
	Release to Collection Account	$-
	Ending Balance	$1,892,684.37
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015

IX. 2011-2 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$21,287,730.90	$24,008,686.83	$184,825,979.15	$230,122,396.88
Unsubsidized Consolidation Loans	$25,858,306.01	$33,118,393.75	$221,037,307.37	$280,014,007.13
Total	$47,146,036.91	$57,127,080.58	$405,863,286.52	$510,136,404.01

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	229	233	165	178
Unsubsidized Consolidation Loans	248	253	186	199

Total	239	244	176	190

Weighted Average Coupon of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.849%	6.084%	5.567%	5.647%
Unsubsidized Consolidation Loans	5.957%	6.298%	5.675%	5.774%
Total	5.908%	6.208%	5.626%	5.717%

Weighted Average SAP Margin of All LIBOR Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.385%	2.335%	2.475%	2.452%
Unsubsidized Consolidation Loans	2.347%	2.281%	2.444%	2.416%

Total	2.364%	2.304%	2.458%	2.432%

Weighted Average SAP Margin of All T-Bill Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.123%	3.118%

Total	3.100%	3.100%	3.111%	3.109%

Page 10 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 06/01/2015 - 06/30/2015, Distribution Date 07/27/2015